BASIC AND DILUTED INCOME/(LOSS) PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Earnings Per Share, Basic and Diluted [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table is a reconciliation of the numerator and denominator used in the calculation of basic and diluted net income/(loss) per share:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014

Numerator:
Net income/(loss)	$(679,307)	$159,436	$(7,512,973)	$3,207,628

Denominator:
Weighted-average shares of common stock outstanding used in the calculation of basic net income/(loss) per share	20,408,616	20,376,573	20,408,616	20,372,435

Effect of dilutive securities:

Warrants to purchase common stock	-	4,425,280	-	4,432,182

Weighted-average shares of common stock outstanding used in the calculation of diluted net income/(loss) per share	20,408,616	24,801,853	20,408,616	24,804,617

The following table is a reconciliation of the numerator and denominator used in the calculation of basic and diluted net income/(loss) per share.

	Year Ended December 31,
	2014	2013

Numerator:
Net income/(loss)	$7,770,767	$(39,656,975)

Denominator:
Weighted-average shares of common stock outstanding used in the calculation of basic net income/(loss) per share	20,381,554	7,516,223

Effect of dilutive securities:

Warrants to purchase common stock	4,428,441	-

Weighted-average shares of common stock outstanding used in the calculation of diluted net income/(loss) per share	24,809,995	7,516,223